Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash provided by operating activities
Profit (loss)	$ (5)	$ (167)
Adjustments
Amortization	549	541
Restructuring and impairment charges	102	279
Finance income, net	(34)	(51)
Foreign exchange (gain) loss	(7)	7
Export duty	10	(45)
Retirement benefit expense	77	77
Net contributions to retirement benefit plans	(55)	(37)
Tax provision (recovery)	43	(61)
Income taxes received (paid)	3	(24)
Unrealized loss (gain) on electricity swaps	8	(13)
Other	(15)	8
Changes in non-cash working capital
Receivables	5	6
Inventories	11	132
Prepaid expenses	4	4
Payables and accrued liabilities	(35)	(131)
Cash flows from operating activities	661	525
Cash used for financing activities
Repayment of long-term debt	(300)	0
Repayment of lease obligations	(15)	(15)
Finance expense paid	(27)	(24)
Repurchase of Common shares for cancellation	(140)	(129)
Proceeds from issuing shares	1	0
Dividends paid	(101)	(100)
Cash flows used in financing activities	(582)	(268)
Cash used for investing activities
Spray Lake Acquisition, net of cash acquired	0	(100)
Proceeds from sale of pulp mills	124	0
Additions to capital assets	(487)	(477)
Interest received	43	47
Other inflows (outflows) of cash	2	0
Cash flows used in investing activities	(318)	(530)
Change in cash and cash equivalents	(238)	(273)
Foreign exchange effect on cash and cash equivalents	(21)	10
Cash and cash equivalents at beginning of period	900	1,162
Cash and cash equivalents at end of period	$ 641	$ 900